Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,729	$ 2,692	$ 2,370
Contract services	1,011	1,407	1,642
Foreclosed assets	1,061	1,354	1,537
Operating Losses	2,235	1,261	1,258
Outside data processing	910	935	1,046
Postage, stationery and supplies	$ 799	$ 942	$ 944